UNITED STATES SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended. JUNE 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement
				[ ] adds new holdings entries

Institutional Investment Manager Filing this Report
		Name:				Pilot Advisors LP
		Address:			1633 Broadway
						9th Floor
						New York, NY 10019
		13F File Number:		28-10334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission. Person signing this Report on Behalf of Reporting Manager:

		Name:			Frank Bisk
		Title:			Counsel
		Phone:			212 660 5364
		Signature,		Place,          and Date of Signing:
		Frank E. Bisk		New York, NY    August 15, 2011

Report Type (Check only one.):
	[X] 13F HOLDINGS REPORT
	[ ] 13F NOTICE
	[ ] 13F COMBINATION REPORT

Form 13F SUMMARY PAGE
Report Summary;
Number of other Included Managers:		0
Form 13F Information Table Entry Total:		56
Form 13F Table Value Total:			526,332(in thousands)
List of Other Included Managers:
No. 13F File Number<HTML><HTML><HTML>

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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- X$1000  PRN AMT   PRN CALL DSCRETN -MANAGERS--    SOLE   SHARED     NONE
Aspen Insurance Holdings Ltd	COM	g05384105	2524	98100	SH		Sole		98100
Baltic Trading Limited	COM	y0553w103	218	38000	SH		Sole		38000
Berry Petroleum Co Cl A	COM	085789105	28607	538421	SH		Sole		538421
Box Ships Inc.	COM	Y09675102	262	26500	SH		Sole		26500
CBS Corp Cl B	COM	124857202	25971	911581	SH		Sole		911581
Chevron Corp	COM	166764100	1193	11600	SH		Sole		11600
China Gerui Advanced Materials	COM	g21101103	2401	628593	SH		Sole		628593
Citigroup Inc	COM	172967424	18323	440018	SH		Sole		440018
Coeur d'Alene Mines Corp Idaho	COM	192108504	1857	76560	SH		Sole		76560
Comstock Resources Inc	COM	205768203	1705	59200	SH		Sole		59200
Cooper Tire & Rubber Co	COM	216831107	12457	629439	SH		Sole		629439
Covidien PLC	COM	g2554f113	7692	144500	SH		Sole		144500
Dana Holding Corp	COM	235825205	2722	148758	SH		Sole		148758
Delta Air Lines Inc	COM	247361702	15457	1685560	SH		Sole		1685560
Dennys Corp	COM	24869p104	3880	999885	SH		Sole		999885
Dole Food Co Inc	COM	256603101	12005	887919	SH		Sole		887919
Empire District Electric Co	COM	291641108	3882	201550	SH		Sole		201550
Endo Pharmaceuticals Holdings 	COM	29264f205	1004	25000	SH		Sole		25000
Flextronics Intl Ltd	COM	y2573f102	909	141650	SH		Sole		141650
Gilead Sciences Inc	COM	375558103	26968	651225	SH		Sole		651225
Government Properties Income T	COM	38376a103	8779	324902	SH		Sole		324902
Graftech Intl Ltd	COM	384313102	752	37100	SH		Sole		37100
Hess Corp	COM	42809h107	27164	363350	SH		Sole		363350
Hewlett Packard Co	COM	428236103	15694	431150	SH		Sole		431150
Huntington Bancshares Inc	COM	446150104	9121	1390400	SH		Sole		1390400
International Business Machine	COM	459200101	545	3176	SH		Sole		3176
Interpublic Group Cos Inc	COM	460690100	10542	843290	SH		Sole		843290
Invesco Mortgage Capital Inc	COM	46131b100	1648	78000	SH		Sole		78000
Jabil Circuit Inc	COM	466313103	6801	336700	SH		Sole		336700
Janus Capital Group Inc	COM	47102X105	14	1496	SH		Sole		1496
KeyCorp	COM	493267108	297	35600	SH		Sole		35600
Kimberly Clark Corp	COM	494368103	3397	51033	SH		Sole		51033
Lear Corp	COM	521865204	18541	346695	SH		Sole		346695
Lexington Realty Trust	COM	529043101	24779	2713990	SH		Sole		2713990
Lincoln Natl Corp Ind	COM	534187109	5221	183250	SH		Sole		183250
Macys Inc	COM	55616p104	23908	817661	SH		Sole		817661
Miscor Group Ltd	COM	60477p201	2	10572	SH		Sole		10572
Mylan Inc	COM	628530107	24033	974163	SH		Sole		974163
OmniVision Technologies Inc	COM	682128103	29212	839203	SH		Sole		839203
Owens IL Inc	COM	690768403	22427	868950	SH		Sole		868950
Pfizer Inc	COM	717081103	9022	437945	SH		Sole		437945
Reliance Steel & Aluminum	COM	759509102	1241	25000	SH		Sole		25000
RF Micro Devices Inc	COM	749941100	12627	2063323	SH		Sole		2063323
Sanofi Sp ADR	COM	80105n105	13479	335550	SH		Sole		335550
Seacube Container Leasing Ltd	COM	g79978105	7570	440637	SH		Sole		440637
SPDR Gold Trust	COM	78463V107	18461	126451	SH		Sole		126451
Spirit Airlines Inc	COM	848577102	2365	197295	SH		Sole		197295
Standard Motor Products Inc	COM	853666105	3671	241055	SH		Sole		241055
Symetra Financial Corp	COM	87151q106	4963	369542	SH		Sole		369542
Te Connectivity Ltd Reg	COM	h84989104	994	27050	SH		Sole		27050
TII Network Technologies Inc	COM	872479209	24	10000	SH		Sole		10000
TransAtlantic Holdings Inc	COM	893521104	19584	399600	SH		Sole		399600
Tutor Perini Corp	COM	901109108	8283	431836	SH		Sole		431836
Uranium Energy Corp.	COM	916896103	94	30800	SH		Sole		30800
Wal Mart Stores Inc	COM	931142103	4600	86570	SH		Sole		86570
Western Union Co	COM	959802109	16440	820806	SH		Sole		820806


REPORT SUMMARY 	56	DATA RECORDS	526332		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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